SHAREHOLDERS EQUITY (Restricted Share Units Granted to Employees and Non-Employees) (Details)	12 Months Ended
Dec. 31, 2017 shares
Stockholders' Equity Note [Abstract]
Number of options granted
Shares granted, vesting period	4 years